-----------------------------------
                                                       OMB APPROVAL
                                            -----------------------------------
                                              OMB Number:           3235-0006
                                              Expires:      December 31, 2006
                                              Estimated average burden
                                              hours per response..........22.8
                                            -----------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             B Capital Advisors, LP
Address:          400 Madison Avenue, Suite 17A
                  New York, NY 10017

Form 13F File Number:      028-11171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ben Dominguez
Title:     Chief Financial Officer
Phone:     212-699-4074

Signature, Place, and Date of Signing:

/s/ Ben Dominguez                     NEW YORK, NY           FEBRUARY 13, 2006
--------------------------------   --------------------     --------------------
        [Signature]                   [City, State]               [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                                     -----------
Form 13F Information Table Entry Total:                                     18
                                                                     -----------
Form 13F Information Table Value Total:                                $44,032
                                                                     -----------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ----------------------             --------------
         None.

                                                      B. Capital Advisors, LP
                                                    Form 13F Information Table
                                                 Quarter ended December 31, 2005

                                                                               INVESTMENT DISCRETION         VOTING AUTHORITY
                            TITLE           FAIR MARKET  SHARES OR
                              OF    CUSIP      VALUE     PRINCIPAL SH/  PUT/      SHARED  SHARED OTHER
ISSUER                      CLASS   NUMBER (IN THOUSANDS)  AMOUNT  PRN  CALL SOLE DEFINED OTHER MANAGERS  SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                 COM   005125109   3,910      170,000   SH        Sole                       145,282          24,718
---------------------------------------------------------------------------------------------------------------------------------
AMER INTL GROUP INC         COM   026874107   2,047      30,000    SH        Sole                        25,395           4,605
---------------------------------------------------------------------------------------------------------------------------------
CELANESE CORPORATION        COM   150870103   2,702      141,300   SH        Sole                       120,985          20,315
---------------------------------------------------------------------------------------------------------------------------------
COMCAST CORPORATION         COM   20030N200   2,569      100,000   SH        Sole                        86,000          14,000
---------------------------------------------------------------------------------------------------------------------------------
DELTA & PINE LAND CO        COM   247357106   4,257      185,000   SH        Sole                       157,300          27,700
---------------------------------------------------------------------------------------------------------------------------------
ENTEGRIS INC                COM   29362U104   3,419      363,000   SH        Sole                       310,498          52,502
---------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC              COM   449934108   1,994      80,000    SH        Sole                        68,800          11,200
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC              COM   524901105   3,591      30,000    SH        Sole                        25,719           4,281
---------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP          COM   530718105   1,377      175,000   SH        Sole                       149,555          25,445
---------------------------------------------------------------------------------------------------------------------------------
MC DONALDS CORP             COM   580135101    337       10,000    SH        Sole                        8,600            1,400
---------------------------------------------------------------------------------------------------------------------------------
MELLON FINANCIAL CORP       COM   58551A108   2,877      84,000    SH        Sole                        71,430          12,570
---------------------------------------------------------------------------------------------------------------------------------
MILLS CORP.                 COM   601148109   2,516      60,000    SH        Sole                        51,600           8,400
---------------------------------------------------------------------------------------------------------------------------------
OPTIMAL GROUP INC           COM   68388R208   1,621      80,000    SH        Sole                        65,757          14,243
---------------------------------------------------------------------------------------------------------------------------------
SEARS HOLDINGS CORPORATION  COM   812350106   2,888      25,000    SH        Sole                        21,311           3,689
---------------------------------------------------------------------------------------------------------------------------------
SERVICEMASTER COMPANY       COM   81760N109    598       50,000    SH        Sole                        43,000           7,000
---------------------------------------------------------------------------------------------------------------------------------
SNAP-ON INC                 COM   833034101   1,149      30,600    SH        Sole                        26,260           4,340
---------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORPORATION   COM   852061100   2,920      125,000   SH        Sole                       106,960          18,040
---------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                  COM   925524308   3,260      100,000   SH        Sole                        86,000          14,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                                           44,032
(in thousands)

